Share-based payments	12 Months Ended
Mar. 31, 2019
Disclosure of Share-based payments [Abstract]
Disclosure of share-based payment arrangements [text block]
27.	Share-based payments

Share based payments are designed as equity-settled plans. Under the equity settled plans, the Group had issued stock options under Associate Stock Option Plan (ASOP) 1999, ASOP 2000, ASOP 2002, ASOP 2005, ASOP 2007 and ASOP 2014. Each option entitles the holder to purchase one American Depository Share (ADS) at an exercise price determined by the Compensation committee on the date of the grant. There are no options outstanding in respect of ASOP 1999, ASOP 2000, ASOP 2002, ASOP 2005 and ASOP 2007 plans as at March 31, 2019. Our stock option plans are detailed as under:

Associate Stock Option Plan 2014

In July 2014, the shareholders of the Company approved a new scheme for allotment of shares to employees i.e. Associate Stock Option Plan 2014. 2,50,00,000 shares are reserved for this plan. Consequently 58,70,800 options were granted to the employees on January 20, 2015. The Company has granted additional 3,35,000, 1,50,000, 5,25,000 and 1,84,300 options to employees during the year 2018-19, 2017-18, 2016-17 and 2015-16 respectively.

The options vest in the following manner:

4,304,600 Options (Option Plan I):        3/5th of the options vest at the end of one year from the date of grant. The remaining 2/5th vests at the end of every half year during second and third years from the date of grant in four equal instalments

487,700 Options (Option Plan II):          2/5th of the options vest at the end of one year from the date of grant. The remaining 3/5th vests at the end of every half year during second, third and fourth years in six equal instalments

2,272,800 Options (Option Plan III):      2/5th of the options vest at the end of two years from the date of grant. The remaining 3/5th vests at the end of every half year during third, fourth and fifth years in six equal instalments.

The stock options can be exercised within a period of twelve months from the date of last vesting.

As the number of stock options and the price of those options were made known to each allottee, the Plan has been considered as a fixed price grant. Stock option activity under the ASOP 2014 and ASOP 2007 Plan is as follows:

No. of options granted, exercised and forfeited	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
	2019	2019	2018	2018	2017	2017
Outstanding at the beginning of the year	5,180,440	78.79	5,837,400	73.55	5,665,800	79.10
Granted during the year	335,000	115.79	150,000	146.23	525,000	58.69
Forfeited during the year	(467,440)	79.10	(653,100)	79.10	(353,400)	79.10
Expired during the year	-	-	-	-	-	-
Exercised during the year	(459,700)	79.10	(153,860)	79.10	-	-
Outstanding at the end of the year	4,588,300	78.84	5,180,440	78.79	5,837,400	73.55
Exercisable at the end of the year	4,441,848	78.28	4,340,070	79.00	3,711,130	79.14

The fair value of stock options granted has been measured using the Black Scholes model at the date of the grant. The Black Scholes model includes assumptions regarding dividend yields, expected volatility, expected term (or “option life”) and risk free interest rates. In respect of the options granted, the expected term is estimated based on the vesting term, contractual term as well as expected exercise behavior of the employees receiving the option. Expected volatility of the option is based on historical volatility, during a period equivalent to the option life, of the observed market prices of the Company’s publicly traded equity shares. Share prices for the year 2011-12 have been eliminated in determining volatility as there had been extra ordinary price movements during the said period on account of capital infusion by promoters. Dividend yield of the options is based on the recent dividend activity. Risk-free interest rates are based on the Government securities yield in effect at the time of the grant. These assumptions reflect management’s best estimates, but these assumptions involve inherent market uncertainties based on market conditions generally outside the Company’s control. As a result, if other assumptions had been used in the current period, stock-based compensation expense could have been materially impacted. Further, if management uses different assumptions in the future periods, stock compensation expense could be materially impacted in future years.

The estimated fair value of stock options is charged to income on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.

A summary of information about fixed price stock options outstanding with respect to ASOP 2014 is furnished below:

As at	Range of exercise price in ₹	Number outstanding at March 31	Weighted average exercise price in ₹	Weighted average remaining contractual life	Number exercisable at March 31	Weighted average exercise price In ₹
March 31, 2019	57.66 - 146.23	4,588,300	78.84	0.80 - 5.84 years	4,441,848	78.84
March 31, 2018	57.66 - 146.23	5,180,440	57.66 - 146.23	0.06 - 4.81 years	4,340,070	78.79

The assumptions used in Black Scholes model to arrive at the fair value on grant date for the options granted during the year are summarised below:

Grant date	Apr 24, 2018	Jul 24, 2018	Oct 22, 2018	Jan 31, 2019
Category	Category III	Category III	Category III	Category III
Current market price	₹ 150.31	₹ 136.23	₹ 94.72	₹ 119.09
Exercise price	₹ 135.28	₹ 122.82	₹ 85.25	₹ 107.18
Expected term	2-5 years	2-5 years	2-5 years	2-5 years
Volatility	53.1% to 97.8%	38.06% to 79.29%	48.51% to 70.62%	53.04% to 72.78%
Dividend yield	12%	12%	12%	12%
Discount rate	3%	2%	2%	2%